UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 22549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2012

Check here if Amendment [   ]; Amendment Number:  ______
  This Amendment (Check only one):[  ]  is a restatement.
					    [  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:  	Grabill Bank Wealth Management
Address:	9031 Stellhorn Crossing Parkway
		Fort Wayne, IN 46815


Form 13F File Number:   	028-14065

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Sherri Chaney
Title: Trust Officer
Phone: (260) 469-6309

Signature, Place, and Date of Signing:


			   Fort Wayne, Indiana	04/06/2012


Report Type (Check only one):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


FORM 13F SUMMARY PAGE

Report Summary


Number of Other Included Managers:	   0

Form 13F Information Table Entry Total:	  68

Form 13R Information Table Value Total:	 68,251
					 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13R file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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FORM 13F INFORMATION TABLE
Name of Issurer                Title of Cusip     Value
(XShares of
PSh/Prn  Discretion  Put/
CalVtg Auth
AFLAC Common                   COM      001055102    1,184     25,750SH      SOLE                SOLE
Abbott Labs Common             COM      002824100    1,302     21,250SH      SOLE                SOLE
Apache Corp Common             COM      037411105      760      7,570SH      SOLE                SOLE
Apple Inc Common               COM      037833100    1,123      1,873SH      SOLE                SOLE
Berkshire Hathaway Cl B        CL B     084670702      227      2,800SH      SOLE                SOLE
BHP Billiton Lmtd ADR          SPD ADR  088606108    1,560     21,550SH      SOLE                SOLE
CVS Caremark Common            COM      126650100    1,227     27,385SH      SOLE                SOLE
Canadian Natl RR Co            COM      136375102    1,779     22,400SH      SOLE                SOLE
Caterpillar Inc Common         COM      149123101    1,435     13,475SH      SOLE                SOLE
Cenovus Energy Inc.            COM      15135U109      703     19,550SH      SOLE                SOLE
ChevronTexaco Corp com         COM      166764100    1,372     12,800SH      SOLE                SOLE
China Fund Inc                 COM      169373107      352     15,100SH      SOLE                SOLE
Cincinnati Financial Corp      COM      172062101      241      6,979SH      SOLE                SOLE
Cisco Sys Inc Common           COM      17275R102      235     11,105SH      SOLE                SOLE
Coca-Cola Co Common            COM      191216100      280      3,790SH      SOLE                SOLE
Colgate-Palmolive Common       COM      194162103      890      9,100SH      SOLE                SOLE
ConocoPhillips common          COM      20825C104      494      6,500SH      SOLE                SOLE
Cummins Inc                    COM      231021106    1,870     15,575SH      SOLE                SOLE
Darden Restaurants Inc         COM      237194105      267      5,225SH      SOLE                SOLE
Deere & Co                     COM      244199105      229      2,825SH      SOLE                SOLE
Dominion Res Inc Va New Com    COM      25746U109      169      3,300SH      SOLE                SOLE
Du Pont Nemours&Co Common      COM      263534109      360      6,800SH      SOLE                SOLE
Emerson Electric Co            COM      291011104    1,052     20,159SH      SOLE                SOLE
Exxon Mobil Corp Common        COM      30231G102    1,602     18,472SH      SOLE                SOLE
Franklin Electric Inc Com      COM      353514102   12,115    246,900SH      SOLE                SOLE
Google Cl A                    CL A     38259P508      529        825SH      SOLE                SOLE
Intel Corp Common              COM      458140100    1,316     46,797SH      SOLE                SOLE
Intnl Business Machs Corp      COM      459200101      230      1,100SH      SOLE                SOLE
iShares SP US Pfd Stk Idx      PFD IDX  464288687      523     13,400SH      SOLE                SOLE
JPMorgan Chase & Co com        COM      46625H100    4,356     94,745SH      SOLE                SOLE
Johnson & Johnson Common       COM      478160104      244      3,700SH      SOLE                SOLE
Lincoln Natl Corp Ind Com      COM      534187109      429     16,260SH      SOLE                SOLE
McDonalds Corp Common          COM      580135101      232      2,365SH      SOLE                SOLE
Medtronic Inc, Common          COM      585055106      361      9,200SH      SOLE                SOLE
Microsoft Corp.                COM      594918104      744     23,070SH      SOLE                SOLE
Mosaic Co.                     COM      61945C103      238      4,300SH      SOLE                SOLE
National Fuel Gas Co Com       COM      636180101      241      5,000SH      SOLE                SOLE
Novartis Sponsored ADR         SPD ADR  66987V109      432      7,792SH      SOLE                SOLE
Pepsico Inc, Common            COM      713448108    1,701     25,644SH      SOLE                SOLE
Petroleo Brasileiro A Sh       SPD ADR  71654V101      569     22,250SH      SOLE                SOLE
Philip Morris Intl Com         COM      718172109      400      4,510SH      SOLE                SOLE
Praxair Inc Common             COM      74005P104      596      5,200SH      SOLE                SOLE
Procter & Gamble Common        COM      742718109    1,492     22,194SH      SOLE                SOLE
Qualcomm Inc, Common           COM      747525103      531      7,800SH      SOLE                SOLE
Quest Diagnostics Inc          COM      74834L100      480      7,850SH      SOLE                SOLE
SPDR Gold Trust Shares         GLD SH   78463V107      401      2,475SH      SOLE                SOLE
SPDR DJ Global RE              ETF      78463X749      509     13,000SH      SOLE                SOLE
Schlumberger Ltd Common        COM      806857108      761     10,880SH      SOLE                SOLE
Southern Co                    COM      842587107      225      5,000SH      SOLE                SOLE
Stryker Corp                   COM      863667101    1,290     23,247SH      SOLE                SOLE
Suncor Energy Inc              COM      867224107      806     24,650SH      SOLE                SOLE
TJX Cos Inc New                COM      872540109      342      8,600SH      SOLE                SOLE
Target Corp, Common            COM      87612E106      481      8,250SH      SOLE                SOLE
Templeton Glbl Inc Fd          COM      880198106      116     12,000SH      SOLE                SOLE
Teva Pharm Ind Adr             ADR      881624209      500     11,100SH      SOLE                SOLE
3M Co                          COM      88579Y101      706      7,910SH      SOLE                SOLE
United Parcel Svc Cl B         CL B     911312106      274      3,400SH      SOLE                SOLE
United Technologies Com        COM      913017109    1,069     12,893SH      SOLE                SOLE
Valero Energy Corp             COM      91913Y100      384     14,900SH      SOLE                SOLE
Vanguard Emg Mkts ETF          ETF      922042858    1,526     35,100SH      SOLE                SOLE
Vanguard IT ETF                ETF      92204A702    2,857     38,520SH      SOLE                SOLE
Vanguard REIT Index            ETF      922908553      684     10,750SH      SOLE                SOLE
Vanguard Mid Cap Viper         ETF      922908629    1,328     16,275SH      SOLE                SOLE
Vanguard Small Cap             ETF      922908751    1,694     21,525SH      SOLE                SOLE
Verizon Comm Inc Com           COM      92343V104      724     18,942SH      SOLE                SOLE
Visa Common Cl A               COM CLA  92826C839    1,884     15,965SH      SOLE                SOLE
Wells Fargo & Co Com           COM      949746101      931     27,281SH      SOLE                SOLE
Accenture                      COM CLA  G1151C101      287      4,450SH      SOLE                SOLE


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